Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2025
EMK-NPRT3-0925
1.9893930.106
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 4.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Vibra Energia SA	266,600	1,010,009
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA - Petrobras	336,700	1,962,988
Ultrapar Participacoes SA	346,100	1,061,442
		3,024,430
Financials - 1.1%
Banks - 0.4%
Itausa SA	513,527	949,354
Insurance - 0.7%
BB Seguridade Participacoes SA	110,400	664,544
Caixa Seguridade Participacoes S/A	269,700	663,826
		1,328,370
TOTAL FINANCIALS		2,277,724

Materials - 1.0%
Metals & Mining - 1.0%
Vale SA	220,900	2,109,352
TOTAL BRAZIL		8,421,515
CHILE - 1.2%
Consumer Discretionary - 0.8%
Broadline Retail - 0.5%
Falabella SA	193,704	959,538
Specialty Retail - 0.3%
Empresas Copec SA	106,415	699,847
TOTAL CONSUMER DISCRETIONARY		1,659,385

Financials - 0.4%
Banks - 0.4%
Banco de Chile	6,071,904	830,896
TOTAL CHILE		2,490,281
CHINA - 25.7%
Communication Services - 8.2%
Diversified Telecommunication Services - 0.4%
China Tower Corp Ltd H Shares (b)(c)	567,800	795,643
Entertainment - 1.2%
Kingsoft Corp Ltd	142,000	646,688
Netease Inc	72,200	1,879,959
		2,526,647
Interactive Media & Services - 6.6%
Autohome Inc Class A ADR	44,847	1,214,905
Baidu Inc A Shares (d)	110,800	1,194,099
Tencent Holdings Ltd	153,700	10,768,791
		13,177,795
TOTAL COMMUNICATION SERVICES		16,500,085

Consumer Discretionary - 5.1%
Automobile Components - 0.1%
Fuyao Glass Industry Group Co Ltd H Shares (b)(c)	40,800	294,955
Automobiles - 0.9%
Brilliance China Automotive Holdings Ltd	424,000	169,060
BYD Co Ltd H Shares	71,000	1,043,745
Geely Automobile Holdings Ltd	176,000	396,392
Guangzhou Automobile Group Company Ltd H Shares (e)	540,000	218,752
		1,827,949
Broadline Retail - 2.4%
Alibaba Group Holding Ltd	270,600	3,988,335
JD.com Inc A Shares	55,400	867,345
		4,855,680
Hotels, Restaurants & Leisure - 0.7%
Haidilao International Holding Ltd (b)(c)	128,000	226,975
Trip.com Group Ltd	11,250	705,096
Yum China Holdings Inc (Hong Kong)	10,000	465,478
		1,397,549
Household Durables - 0.3%
Haier Smart Home Co Ltd H Shares	107,800	339,192
Hisense Home Appliances Group Co Ltd H Shares	62,000	178,497
		517,689
Specialty Retail - 0.4%
Pop Mart International Group Ltd (b)(c)	24,400	764,637
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	37,000	424,204
Bosideng International Holdings Ltd	450,000	256,815
		681,019
TOTAL CONSUMER DISCRETIONARY		10,339,478

Consumer Staples - 0.8%
Personal Care Products - 0.8%
Hengan International Group Co Ltd	522,000	1,562,675
Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
China Shenhua Energy Co Ltd H Shares	463,000	2,008,299
Inner Mongolia Yitai Coal Co Ltd B Shares	743,737	1,528,380
PetroChina Co Ltd H Shares	2,502,000	2,444,629
		5,981,308
Financials - 5.0%
Banks - 3.8%
Agricultural Bank of China Ltd H Shares	1,335,000	875,828
Bank of China Ltd H Shares	2,302,000	1,331,348
Bank of Communications Co Ltd H Shares	835,000	752,032
China CITIC Bank Corp Ltd H Shares	617,000	574,557
China Construction Bank Corp H Shares	2,238,000	2,295,019
Chongqing Rural Commercial Bank Co Ltd H Shares	533,000	423,005
Industrial & Commercial Bank of China Ltd H Shares	2,019,000	1,548,329
		7,800,118
Consumer Finance - 0.3%
Qifu Technology Inc Class A ADR	18,631	639,602
Insurance - 0.9%
China Pacific Insurance Group Co Ltd H Shares	160,800	648,321
China Taiping Insurance Holdings Co Ltd	229,400	511,401
People's Insurance Co Group of China Ltd/The H Shares	766,000	589,381
		1,749,103
TOTAL FINANCIALS		10,188,823

Health Care - 0.9%
Pharmaceuticals - 0.9%
China Resources Pharmaceutical Group Ltd (b)(c)	2,730,000	1,909,261
Industrials - 0.5%
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	634,000	369,901
Machinery - 0.1%
Yangzijiang Shipbuildling (Holdings) Ltd	110,900	218,833
Transportation Infrastructure - 0.2%
China Merchants Port Holdings Co Ltd	222,000	437,213
TOTAL INDUSTRIALS		1,025,947

Information Technology - 1.2%
Communications Equipment - 0.3%
ZTE Corp H Shares (e)	200,600	636,298
Electronic Equipment, Instruments & Components - 0.5%
Kingboard Holdings Ltd	270,000	966,497
Technology Hardware, Storage & Peripherals - 0.4%
Lenovo Group Ltd	600,000	773,503
TOTAL INFORMATION TECHNOLOGY		2,376,298

Materials - 1.1%
Metals & Mining - 1.1%
Jiangxi Copper Co Ltd H Shares	1,093,000	2,197,139
TOTAL CHINA		52,081,014
COLOMBIA - 0.9%
Financials - 0.4%
Financial Services - 0.4%
Grupo de Inversiones Suramericana SA	64,477	715,185
Materials - 0.5%
Construction Materials - 0.5%
Grupo Argos SA/Colombia	273,350	1,115,679
TOTAL COLOMBIA		1,830,864
EGYPT - 0.5%
Financials - 0.5%
Banks - 0.5%
Commercial International Bank - Egypt (CIB)	494,038	957,154
GREECE - 0.8%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.4%
OPAP SA	38,318	862,226
Specialty Retail - 0.4%
JUMBO SA	24,368	826,671
TOTAL GREECE		1,688,897
HONG KONG - 2.0%
Consumer Staples - 0.9%
Food Products - 0.9%
WH Group Ltd (b)(c)	1,865,000	1,879,255
Health Care - 1.1%
Pharmaceuticals - 1.1%
United Laboratories International Holdings Ltd/The	1,208,000	2,274,425
TOTAL HONG KONG		4,153,680
HUNGARY - 2.4%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
MOL Hungarian Oil & Gas PLC Class A	154,963	1,353,407
Financials - 0.6%
Banks - 0.6%
OTP Bank Nyrt	15,980	1,304,134
Health Care - 1.1%
Pharmaceuticals - 1.1%
Richter Gedeon Nyrt	71,909	2,166,205
TOTAL HUNGARY		4,823,746
INDIA - 14.8%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Indus Towers Ltd (d)	191,012	791,534
Consumer Discretionary - 1.4%
Automobiles - 0.8%
Bajaj Auto Ltd	5,613	513,123
Eicher Motors Ltd	9,665	603,354
Hero MotoCorp Ltd	11,507	559,687
		1,676,164
Specialty Retail - 0.3%
Trent Ltd	9,950	569,975
Textiles, Apparel & Luxury Goods - 0.3%
Kalyan Jewellers India Ltd	76,619	520,159
TOTAL CONSUMER DISCRETIONARY		2,766,298

Consumer Staples - 1.8%
Personal Care Products - 1.0%
Hindustan Unilever Ltd	71,674	2,062,866
Tobacco - 0.8%
ITC Ltd	341,994	1,608,293
TOTAL CONSUMER STAPLES		3,671,159

Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Coal India Ltd	389,212	1,672,169
Financials - 4.2%
Banks - 3.1%
Bank of Baroda	139,408	378,555
Federal Bank Ltd	177,621	410,460
HDFC Bank Ltd/Gandhinagar	121,774	2,805,569
ICICI Bank Ltd	119,187	2,015,596
State Bank of India	68,075	619,017
		6,229,197
Capital Markets - 0.2%
Multi Commodity Exchange of India Ltd	4,798	421,463
Financial Services - 0.2%
One 97 Communications Ltd (d)	39,476	490,911
Insurance - 0.7%
HDFC Life Insurance Co Ltd (b)(c)	60,355	520,535
PB Fintech Ltd (d)	21,155	437,620
SBI Life Insurance Co Ltd (b)(c)	26,487	556,568
		1,514,723
TOTAL FINANCIALS		8,656,294

Health Care - 1.9%
Life Sciences Tools & Services - 1.2%
Divi's Laboratories Ltd	32,227	2,426,441
Pharmaceuticals - 0.7%
Natco Pharma Ltd	142,037	1,545,890
TOTAL HEALTH CARE		3,972,331

Industrials - 0.9%
Aerospace & Defense - 0.6%
Bharat Electronics Ltd	121,515	531,428
Hindustan Aeronautics Ltd (b)	8,388	434,142
		965,570
Electrical Equipment - 0.2%
Hitachi Energy India Ltd	2,198	504,217
Professional Services - 0.1%
Computer Age Management Services Ltd	7,109	303,257
TOTAL INDUSTRIALS		1,773,044

Information Technology - 1.5%
IT Services - 1.4%
HCL Technologies Ltd	28,624	479,655
Infosys Ltd	76,119	1,311,247
Tata Consultancy Services Ltd	22,780	789,718
Wipro Ltd	99,875	283,097
		2,863,717
Software - 0.1%
Oracle Financial Services Software Ltd	2,061	199,397
TOTAL INFORMATION TECHNOLOGY		3,063,114

Materials - 1.9%
Chemicals - 1.0%
Asian Paints Ltd	72,687	1,988,217
Metals & Mining - 0.9%
NMDC Ltd	2,257,898	1,824,645
TOTAL MATERIALS		3,812,862

TOTAL INDIA		30,178,805
INDONESIA - 4.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telkom Indonesia Persero Tbk PT	5,204,600	910,924
Consumer Staples - 0.8%
Food Products - 0.8%
Indofood Sukses Makmur Tbk PT	2,958,300	1,532,635
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Alamtri Resources Indonesia Tbk PT	10,491,900	1,179,581
United Tractors Tbk PT	989,600	1,452,376
		2,631,957
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	1,730,600	870,296
Health Care - 1.2%
Pharmaceuticals - 1.2%
Kalbe Farma Tbk PT	27,965,000	2,430,261
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	854,400	264,809
TOTAL INDONESIA		8,640,882
KOREA (SOUTH) - 11.1%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.5%
LG Uplus Corp	99,094	1,045,389
Entertainment - 0.4%
Krafton Inc (d)	3,236	766,531
TOTAL COMMUNICATION SERVICES		1,811,920

Consumer Discretionary - 0.8%
Automobile Components - 0.5%
Hankook Tire & Technology Co Ltd	12,435	398,569
Hyundai Mobis Co Ltd	2,664	565,726
		964,295
Automobiles - 0.3%
Kia Corp	8,374	617,724
TOTAL CONSUMER DISCRETIONARY		1,582,019

Consumer Staples - 1.7%
Food Products - 0.8%
Orion Corp/Republic of Korea	19,552	1,569,179
Tobacco - 0.9%
KT&G Corp	19,472	1,835,153
TOTAL CONSUMER STAPLES		3,404,332

Financials - 1.4%
Banks - 1.0%
BNK Financial Group Inc	76,333	803,071
Woori Financial Group Inc	66,274	1,180,392
		1,983,463
Insurance - 0.4%
DB Insurance Co Ltd	9,375	865,301
TOTAL FINANCIALS		2,848,764

Industrials - 0.6%
Air Freight & Logistics - 0.2%
Hyundai Glovis Co Ltd	4,240	450,966
Industrial Conglomerates - 0.2%
LG Corp	8,475	484,007
Machinery - 0.2%
Doosan Bobcat Inc	11,996	479,217
TOTAL INDUSTRIALS		1,414,190

Information Technology - 3.8%
Electronic Equipment, Instruments & Components - 0.1%
LG Innotek Co Ltd	487	54,958
Samsung Electro-Mechanics Co Ltd	1,316	141,108
		196,066
IT Services - 0.1%
Samsung SDS Co Ltd	979	112,739
Semiconductors & Semiconductor Equipment - 1.0%
Hanmi Semiconductor Co Ltd	1,104	73,160
SK Hynix Inc	10,332	2,037,642
		2,110,802
Technology Hardware, Storage & Peripherals - 2.6%
Samsung Electronics Co Ltd	104,687	5,389,856
TOTAL INFORMATION TECHNOLOGY		7,809,463

Materials - 1.9%
Chemicals - 0.8%
Kumho Petrochemical Co Ltd	17,698	1,560,762
Metals & Mining - 1.1%
Hyundai Steel Co	88,302	2,273,134
TOTAL MATERIALS		3,833,896

TOTAL KOREA (SOUTH)		22,704,584
MALAYSIA - 2.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telekom Malaysia Bhd	492,000	778,664
Financials - 0.6%
Banks - 0.6%
CIMB Group Holdings Bhd	371,000	569,765
Malayan Banking Bhd	322,900	710,910
		1,280,675
Health Care - 1.1%
Health Care Providers & Services - 1.1%
IHH Healthcare Bhd	1,319,600	2,057,524
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	97,900	48,434
Materials - 0.6%
Chemicals - 0.6%
Petronas Chemicals Group Bhd	1,418,700	1,290,634
TOTAL MALAYSIA		5,455,931
MEXICO - 1.7%
Consumer Staples - 1.3%
Household Products - 1.3%
Kimberly Clark DE Mexico Sab D Series A	1,404,300	2,622,365
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	24,000	318,959
Grupo Aeroportuario del Sureste SAB de CV Series B	9,140	277,591
Promotora y Operadora de Infraestructura SAB de CV	23,345	275,686
		872,236
TOTAL MEXICO		3,494,601
POLAND - 0.3%
Information Technology - 0.3%
Software - 0.3%
Asseco Poland SA	10,930	593,627
QATAR - 0.6%
Materials - 0.6%
Chemicals - 0.6%
Mesaieed Petrochemical Holding Co	3,465,562	1,289,711
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (d)(f)	14,450	0
Surgutneftegas PAO (d)(f)	56,600	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (d)(f)	38,410	0
VTB Bank PJSC (d)(f)	18,380	0
		0
Materials - 0.0%
Metals & Mining - 0.0%
GMK Norilskiy Nickel PAO (d)(f)	18,800	0
Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (d)(f)	7,348,600	0
TOTAL RUSSIA		0
SAUDI ARABIA - 3.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Saudi Telecom Co	135,366	1,517,098
Financials - 1.1%
Banks - 0.7%
Al Rajhi Bank	54,254	1,370,416
Insurance - 0.4%
Al Rajhi Co for Co-operative Insurance (d)	10,973	347,523
Bupa Arabia for Cooperative Insurance Co	9,735	437,557
		785,080
TOTAL FINANCIALS		2,155,496

Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	51,563	1,638,535
Saudi Aramco Base Oil Co	47,651	1,326,215
		2,964,750
TOTAL SAUDI ARABIA		6,637,344
SOUTH AFRICA - 1.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Exxaro Resources Ltd	118,474	1,043,580
Financials - 1.0%
Banks - 0.5%
Standard Bank Group Ltd	85,440	1,107,590
Insurance - 0.5%
Momentum Group Ltd	481,496	918,124
TOTAL FINANCIALS		2,025,714

TOTAL SOUTH AFRICA		3,069,294
TAIWAN - 17.4%
Communication Services - 1.2%
Entertainment - 0.4%
International Games System Co Ltd	30,000	790,016
Wireless Telecommunication Services - 0.8%
Far EasTone Telecommunications Co Ltd	281,000	769,167
Taiwan Mobile Co Ltd	237,000	837,708
		1,606,875
TOTAL COMMUNICATION SERVICES		2,396,891

Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pou Chen Corp	402,000	381,157
Financials - 2.1%
Banks - 1.7%
Far Eastern International Bank	1,627,282	733,292
King's Town Bank Co Ltd (d)	423,000	765,290
SinoPac Financial Holdings Co Ltd	1,158,775	960,875
Taichung Commercial Bank Co Ltd (d)	1,193,706	889,855
		3,349,312
Financial Services - 0.4%
Yuanta Financial Holding Co Ltd	835,320	873,171
TOTAL FINANCIALS		4,222,483

Industrials - 0.3%
Industrial Conglomerates - 0.3%
Far Eastern New Century Corp	586,000	563,471
Information Technology - 13.7%
Communications Equipment - 0.1%
Accton Technology Corp	13,000	388,508
Electronic Equipment, Instruments & Components - 1.9%
Asia Optical Co Inc	23,000	100,561
Chroma ATE Inc	17,000	245,196
Delta Electronics Inc	43,000	816,852
Foxconn Technology Co Ltd	62,000	134,812
Hon Hai Precision Industry Co Ltd	245,000	1,461,095
Largan Precision Co Ltd	3,000	237,708
Lotes Co Ltd	3,000	142,726
Simplo Technology Co Ltd	11,000	151,101
Sinbon Electronics Co Ltd	15,000	122,623
Tripod Technology Corp	25,000	234,526
Zhen Ding Technology Holding Ltd	38,000	159,779
		3,806,979
Semiconductors & Semiconductor Equipment - 10.5%
ASE Technology Holding Co Ltd	82,000	418,963
Elan Microelectronics Corp	25,000	104,280
Jentech Precision Industrial Co Ltd	4,000	192,981
King Yuan Electronics Co Ltd	51,000	201,625
MediaTek Inc	32,000	1,468,800
Novatek Microelectronics Corp	19,000	302,370
Powertech Technology Inc	40,000	168,858
Radiant Opto-Electronics Corp	25,000	115,588
Taiwan Semiconductor Manufacturing Co Ltd	458,000	17,799,817
Topco Scientific Co Ltd	13,000	125,655
United Microelectronics Corp	294,000	409,270
		21,308,207
Technology Hardware, Storage & Peripherals - 1.2%
Asustek Computer Inc	19,000	421,410
Catcher Technology Co Ltd	29,000	205,980
Chicony Electronics Co Ltd	32,000	140,447
Compal Electronics Inc	158,000	156,160
Getac Holdings Corp	33,000	130,463
King Slide Works Co Ltd	3,000	267,862
Lite-On Technology Corp	70,000	279,085
Pegatron Corp	70,000	187,620
Quanta Computer Inc	66,000	622,465
		2,411,492
TOTAL INFORMATION TECHNOLOGY		27,915,186

TOTAL TAIWAN		35,479,188
THAILAND - 0.9%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Advanced Info Service PCL depository receipt	103,600	922,510
Financials - 0.2%
Banks - 0.2%
Krung Thai Bank PCL depository receipt	670,300	451,242
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Thailand PCL depository receipt	94,200	420,845
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Development PCL depository receipt	1	1
TOTAL THAILAND		1,794,598
TURKEY - 2.6%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
Turkcell Iletisim Hizmetleri AS	392,282	901,148
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
BIM Birlesik Magazalar AS	136,688	1,786,342
Financials - 1.1%
Banks - 1.1%
Akbank TAS	440,173	731,941
Haci Omer Sabanci Holding AS	285,349	670,264
Turkiye Is Bankasi AS Class C	1,966,332	717,883
		2,120,088
Industrials - 0.2%
Construction & Engineering - 0.2%
Enka Insaat ve Sanayi AS	253,948	435,415
TOTAL TURKEY		5,242,993
UNITED ARAB EMIRATES - 0.8%
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Islamic Bank PJSC	185,428	1,219,662
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Salik Co PJSC	238,488	415,541
TOTAL UNITED ARAB EMIRATES		1,635,203
TOTAL COMMON STOCKS (Cost $182,314,474)		202,663,912

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Transneft PJSC (d)(f) (Cost $23,787)	1,200	0

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (i) (Cost $31,925)	4.25	32,000	31,924

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	313,682	313,745
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	652,735	652,800
TOTAL MONEY MARKET FUNDS (Cost $966,545)			966,545

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $183,336,731)	203,662,381
NET OTHER ASSETS (LIABILITIES) - 0.0% (g)	81,122
NET ASSETS - 100.0%	203,743,503

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	16	Sep 2025	990,640	23,498	23,498

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $7,381,971 or 3.6% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,947,829 or 3.4% of net assets.

(d)	Non-income producing.
(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Includes $67,612 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $31,924.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	288,455	40,557,321	40,532,031	14,948	-	-	313,745	313,682	0.0%
Fidelity Securities Lending Cash Central Fund	-	8,909,361	8,256,561	5,011	-	-	652,800	652,735	0.0%
Total	288,455	49,466,682	48,788,592	19,959	-	-	966,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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